UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA EMERGING MARKETS FUND - 3RD QUARTER REPORT - PERIOD ENDED
FEBRUARY 28, 2009

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA EMERGING MARKETS FUND
FEBRUARY 28, 2009




















                                                                      (Form N-Q)

48477 -0409                                  (C)2009, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS


USAA EMERGING MARKETS FUND
February 28, 2009 (unaudited)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (94.5%)

               COMMON STOCKS (85.8%)

               CONSUMER DISCRETIONARY (6.6%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
    10,858,000 Bosideng International Holdings Ltd.                                         $         742
       129,500 Ports Design Ltd.                                                                      134
                                                                                          ---------------
                                                                                                      876
                                                                                          ---------------
               APPAREL RETAIL (0.3%)
       389,000 Belle Internationational Holdings Ltd.                                                 166
       193,400 Truworths International Ltd.                                                           596
                                                                                          ---------------
                                                                                                      762
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.5%)
        40,400 Halla Climate Control Corp. *                                                          184
        24,900 Hyundai Mobis                                                                        1,210
                                                                                          ---------------
                                                                                                    1,394
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (1.5%)
     1,227,360 China Motor Corp. Ltd.                                                                 402
     5,181,800 Denway Motors Ltd.                                                                   1,557
       174,000 Dongfeng Motor Group Co. Ltd.                                                           65
        27,699 Hyundai Motor Co. Ltd.                                                                 880
       165,362 Mahindra & Mahindra Ltd. GDR                                                         1,033
       349,000 PT Astra International Tbk                                                             329
                                                                                          ---------------
                                                                                                    4,266
                                                                                          ---------------
               BROADCASTING (0.5%)
       537,500 ABS-CBN Broadcasting Corp. PDR                                                         140
       614,500 BEC World Public Co. Ltd.                                                              328
        73,500 Grupo Televisa S.A. de C.V. ADR                                                        895
                                                                                          ---------------
                                                                                                    1,363
                                                                                          ---------------
               CASINOS & GAMING (0.8%)
     1,336,700 Genting Berhad                                                                       1,247
        74,260 Kangwon Land, Inc.                                                                     603
        20,200 The9 Ltd. ADR                                                                          236
                                                                                          ---------------
                                                                                                    2,086
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.1%)
         7,430 LG Electronics, Inc.                                                                   347
                                                                                          ---------------
               DEPARTMENT STORES (0.5%)
       447,000 Golden Eagle Retail Group Ltd.                                                         237
        11,573 Lotte Shopping Co. Ltd.                                                              1,245
                                                                                          ---------------
                                                                                                    1,482
                                                                                          ---------------
               FOOTWEAR (0.3%)
       170,400 Grendene S.A.                                                                          844
                                                                                          ---------------

================================================================================
1   |  USAA Emerging Markets Fund

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               GENERAL MERCHANDISE STORES (0.2%)
       146,400 Mr. Price Group Ltd.                                                         $         345
       154,800 Wal-Mart de Mexico                                                                     288
                                                                                          ---------------
                                                                                                      633
                                                                                          ---------------
               HOME FURNISHINGS (0.2%)
       162,400 JD Group Ltd.                                                                          475
       126,277 Steinhoff International Holdings Ltd.                                                  140
                                                                                          ---------------
                                                                                                      615
                                                                                          ---------------
               HOMEBUILDING (0.3%)
       416,200 Corporacion GEO, S.A. de C.V. "B" *                                                    381
        21,300 Cyrela Brazil Realty S.A.                                                               63
        36,200 Gafisa S.A. ADR                                                                        299
        23,000 PDG Realty S.A. Empreedimentos                                                         101
         9,000 PIK Group GDR *                                                                          5
                                                                                          ---------------
                                                                                                      849
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.0%)
       158,200 Resorts World Berhad                                                                    94
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.4%)
     1,131,706 Turk Sise ve Cam Fabrikalari A.S. *                                                    632
        19,940 Woong Jin Coway Co. Ltd.                                                               353
                                                                                          ---------------
                                                                                                      985
                                                                                          ---------------
               RESTAURANTS (0.1%)
       547,762 Alsea de Mexico S.A.B. de C.V. *                                                       154
                                                                                          ---------------
               TEXTILES (0.5%)
       704,000 Nien Hsing Textile Co. Ltd.                                                            155
     1,057,500 Texwinca Holdings Ltd.                                                                 464
     2,641,000 Weiqiao Textile Co. Ltd. "H"                                                           698
                                                                                          ---------------
                                                                                                    1,317
                                                                                          ---------------
               TIRES & RUBBER (0.1%)
        99,170 Kumho Tire Co., Inc. *                                                                 236
                                                                                          ---------------
               Total Consumer Discretionary                                                        18,303
                                                                                          ---------------

               CONSUMER STAPLES (5.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (1.5%)
     2,075,632 Chaoda Modern Agriculture Holdings Ltd.                                              1,204
    14,592,800 Charoen Pokphand Foods Public Co. Ltd.                                               1,364
     2,391,000 China Agri-Industries Holdings Ltd. *                                                1,088
     4,196,500 Global Bio-chem Technology Group Co. Ltd.                                              471
                                                                                          ---------------
                                                                                                    4,127
                                                                                          ---------------
               BREWERS (0.5%)
        21,900 Compania Cervecerias Unidas S.A. ADR                                                   584
       293,600 Grupo Modelo S.A. de C.V. "C"                                                          761
                                                                                          ---------------
                                                                                                    1,345
                                                                                          ---------------
               FOOD RETAIL (0.3%)
       160,000 President Chain Store Corp.                                                            337
       118,200 Shoprite Holdings Ltd.                                                                 583
                                                                                          ---------------
                                                                                                      920
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.2%)
        81,900 Massmart Holdings Ltd.                                                                 587
                                                                                          ---------------
               PACKAGED FOODS & MEAT (1.2%)
     1,107,000 China Yurun Food Group Ltd.                                                          1,310
       474,256 Gruma S.A. "B" *                                                                       152
         1,700 Nong Shim Co. Ltd.                                                                     252
     1,251,800 Thai Union Frozen Products Public Co. Ltd.                                             668

================================================================================
                                                 Portfolio of Investments  |   2

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        45,100 Tiger Brands                                                                 $         564
       332,000 Uni-President Enterprises Corp.                                                        248
                                                                                          ---------------
                                                                                                    3,194
                                                                                          ---------------
               PERSONAL PRODUCTS (0.1%)
        60,000 Hengan International Group Co. Ltd.                                                    218
                                                                                          ---------------
               SOFT DRINKS (0.8%)
       472,900 Embotelladoras Arca S.A.                                                               761
        17,400 Fomento Economico Mexicano ADR                                                         401
       782,300 Grupo Continental S.A.                                                               1,104
                                                                                          ---------------
                                                                                                    2,266
                                                                                          ---------------
               TOBACCO (0.8%)
        28,310 KT&G Corp.                                                                           1,457
     1,875,900 PT Gudang Garam Tbk                                                                    814
                                                                                          ---------------
                                                                                                    2,271
                                                                                          ---------------
               Total Consumer Staples                                                              14,928
                                                                                          ---------------

               ENERGY (9.9%)
               -------------
               COAL & CONSUMABLE FUELS (0.4%)
        31,100 Banpu Public Co. Ltd. NVDR                                                             180
       922,000 Yanzhou Coal Mining Co. Ltd. "H"                                                       533
        66,300 Yanzhou Coal Mining Co. Ltd. ADR "H"                                                   377
                                                                                          ---------------
                                                                                                    1,090
                                                                                          ---------------
               INTEGRATED OIL & GAS (6.6%)
       832,000 China Petroleum and Chemical Corp. "H"                                                 435
        99,200 LUKoil Holdings ADR                                                                  3,178
       541,970 OAO Gazprom ADR                                                                      7,040
     4,612,000 PetroChina Co. Ltd. "H"                                                              3,289
        14,580 PetroChina Co. Ltd. ADR                                                              1,033
        51,600 Petroleo Brasileiro S.A. ADR                                                         1,431
        68,910 Sasol Ltd.                                                                           1,718
         9,440 Sasol Ltd. ADR                                                                         237
                                                                                          ---------------
                                                                                                   18,361
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.4%)
     1,295,000 CNOOC Ltd.                                                                           1,135
        12,760 CNOOC Ltd. ADR                                                                       1,096
       110,420 JKX Oil & Gas plc                                                                      328
        51,900 KazMunaiGas Exploration Production GDR                                                 637
        25,900 NovaTek OAO GDR (a)                                                                    609
                                                                                          ---------------
                                                                                                    3,805
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (1.5%)
        70,360 Polski Koncern Naftowy Orlen S.A.                                                      396
        50,030 Reliance Industries Ltd. GDR                                                         2,439
         4,820 SK Corp.                                                                               269
       559,200 Thai Oil Public Co. Ltd.                                                               371
        71,500 Tupras-Turkiye Petrol Rafinerileri A.S.                                                652
                                                                                          ---------------
                                                                                                    4,127
                                                                                          ---------------
               Total Energy                                                                        27,383
                                                                                          ---------------

               FINANCIALS (16.8%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
       252,700 Egyptian Kuwaiti Holding Co.                                                           240
        37,930 KB Financial Group, Inc. ADR *                                                         714
                                                                                          ---------------
                                                                                                      954
                                                                                          ---------------

================================================================================
3   |  USAA Emerging Markets Fund

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               DIVERSIFIED BANKS (13.1%)
       121,900 ABSA Group Ltd.                                                              $       1,074
       146,500 Banco Bradesco S.A. ADR                                                              1,277
       327,600 Bangkok Bank Public Co. Ltd.                                                           675
       314,850 Bank Hapoalim Ltd. *                                                                   560
    11,193,000 Bank of China Ltd. "H"                                                               3,132
       710,477 Bank of the Philippine Islands                                                         502
        17,930 Bank Polska Kasa Opieki S.A.                                                           380
     2,621,700 China Construction Bank Corp. "H"                                                    1,335
       207,500 China Merchants Bank Co. Ltd. "H"                                                      308
     3,704,537 Chinatrust Financial Holding Co. Ltd.                                                1,129
       153,600 Commercial International Bank                                                          972
         9,000 Credicorp Ltd.                                                                         329
     1,025,877 First Financial Holding Co. Ltd.                                                       413
       319,500 Grupo Financiero Banorte S.A.                                                          336
        25,862 Hana Financial Group, Inc.                                                             312
        20,700 HDFC Bank Ltd. ADR                                                                   1,056
        77,880 ICICI Bank Ltd. ADR                                                                    970
     2,294,300 Industrial and Commercial Bank of China Ltd. "H"                                       941
     1,049,076 Israel Discount Bank "A"                                                               702
     1,473,600 Kasikornbank Public Co. Ltd.                                                         1,813
        87,134 KB Financial Group, Inc. *                                                           1,671
    12,204,500 Krung Thai Bank Public Co. Ltd.                                                      1,397
     1,765,000 Malayan Banking Berhad                                                               2,428
     2,463,000 Mega Financial Holding Co. Ltd.                                                        678
       291,000 Metropolitan Bank & Trust Co.                                                          124
       164,482 Nedcor Ltd.                                                                          1,225
     2,277,000 PT Bank Rakyat Indonesia                                                               708
       257,142 Public Bank Berhad                                                                     610
        59,298 Shinhan Financial Group Co. Ltd. *                                                     901
       454,400 Siam Commercial Bank Public Co. Ltd.                                                   678
     7,924,639 SinoPac Financials Holdings Co. Ltd.                                                 1,325
        38,560 Standard Bank Group Ltd.                                                               248
        92,290 State Bank of India Ltd. GDR                                                         3,728
     1,413,002 Turkiye Garanti Bankasi A.S. *                                                       1,720
        90,045 Turkiye Is Bankasi                                                                     174
       622,400 Union Bank of the Philippines                                                          268
        92,600 VTB Bank OJSC GDR (a)                                                                   99
       128,700 Yapi ve Kredi Bankasi A.S. *                                                           125
                                                                                          ---------------
                                                                                                   36,323
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.4%)
        65,500 Brascan Residential Properties S.A.                                                     52
        44,900 Camargo Correa Desenvolvimento Imbiliario S.A.                                          44
       339,040 China Overseas Land & Investment Ltd.                                                  452
     1,227,900 Consorcio ARA S.A. de C.V.                                                             303
       584,000 Hopson Development Holdings Ltd.                                                       222
                                                                                          ---------------
                                                                                                    1,073
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.2%)
       175,300 Egyptian Financial Group-Hermes Holding Co.                                            419
        41,700 Hyundai Securities Co. Ltd.                                                            252
                                                                                          ---------------
                                                                                                      671
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.0%)
     1,141,840 China Life Insurance Co. Ltd. *                                                        371
       595,000 China Life Insurance Co. Ltd. "H"                                                    1,673
       132,900 Discovery Holdings Ltd.                                                                318
         9,700 Liberty Holdings Ltd.                                                                   61
       264,054 Sanlam Ltd.                                                                            399
                                                                                          ---------------
                                                                                                    2,822
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |   4

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               MULTI-LINE INSURANCE (0.1%)
        29,700 Sul America S.A.                                                             $         246
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.2%)
        85,900 Remgro Ltd.                                                                            564
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
       158,375 AMMB Holdings Berhad                                                                   106
     1,229,260 FirstRand Ltd.                                                                       1,466
                                                                                          ---------------
                                                                                                    1,572
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
        49,500 Hyundai Marine & Fire Insurance Co. Ltd.                                               344
        35,990 LIG Non-Life Insurance Co. Ltd.                                                        306
         2,970 Samsung Fire & Marine Insurance Co. Ltd.                                               304
                                                                                          ---------------
                                                                                                      954
                                                                                          ---------------
               REAL ESTATE DEVELOPMENT (0.1%)
     1,082,000 SOHO China Ltd.                                                                        338
                                                                                          ---------------
               REGIONAL BANKS (0.3%)
        81,700 BM&F Bovespa S.A.                                                                      203
       241,600 Turkiye Halk Bankasi                                                                   509
                                                                                          ---------------
                                                                                                      712
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
       545,398 Dogus GE Gayrimenkul Yatirim Ortakligi A.S. *                                          173
                                                                                          ---------------
               Total Financials                                                                    46,402
                                                                                          ---------------

               HEALTH CARE (1.9%)
               ------------------
               MANAGED HEALTH CARE (0.1%)
       156,000 Medical Saude S.A.                                                                     441
                                                                                          ---------------
               PHARMACEUTICALS (1.8%)
        39,800 Adcock Ingram Holdings Ltd. *                                                          151
        61,256 Aspen Pharmacare Holdings Ltd. *                                                       252
        13,480 Dr. Reddy's Laboratories ADR                                                           108
        12,690 Gedeon Richter RT                                                                    1,317
    11,984,700 PT Kalbe Farma Tbk                                                                     650
        48,300 Teva Pharmaceutical Industries Ltd. ADR                                              2,153
         1,900 Yuhan Corp.                                                                            239
                                                                                          ---------------
                                                                                                    4,870
                                                                                          ---------------
               Total Health Care                                                                    5,311
                                                                                          ---------------

               INDUSTRIALS (5.2%)
               ------------------
               AIR FREIGHT & LOGISTICS (0.3%)
        38,300 Log-In Logistica Intermodal S.A.                                                       107
     5,028,200 Sinotrans Ltd. "H"                                                                     752
                                                                                          ---------------
                                                                                                      859
                                                                                          ---------------
               AIRLINES (0.2%)
        29,500 Lan Airlines S.A. ADR                                                                  244
     1,590,400 Thai Airways International Public Co. Ltd.                                             336
                                                                                          ---------------
                                                                                                      580
                                                                                          ---------------
               BUILDING PRODUCTS (0.1%)
       264,000 China National Building Material Co. Ltd. "H"                                          306
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.9%)
     1,712,400 China Railway Group Ltd. "H" *                                                         949
     2,062,600 Gamuda Berhad                                                                        1,102
        16,700 Samsung Engineering Co. Ltd.                                                           489
                                                                                          ---------------
                                                                                                    2,540
                                                                                          ---------------

================================================================================
5   |  USAA Emerging Markets Fund

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
     1,110,900 China South Locomotive & Rolling Stock Industry Group *                      $         491
         2,200 Hyundai Heavy Industries Co. Ltd.                                                      255
         2,500 Hyundai Mipo Dockyard Co. Ltd.                                                         194
        15,100 Samsung Heavy Industries Co. Ltd.                                                      214
                                                                                          ---------------
                                                                                                    1,154
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
        20,900 Crompton Greaves Ltd. GDR, acquired 11/15/2007; cost $1,168 (a),(b)                    254
         8,900 LS Industrial Systems Co. Ltd.                                                         279
                                                                                          ---------------
                                                                                                      533
                                                                                          ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.4%)
       242,900 China High Speed Transmission Equipment Group Co. Ltd.                                 317
       392,800 Dongfang Electric Corp. Ltd.                                                           719
                                                                                          ---------------
                                                                                                    1,036
                                                                                          ---------------
               HIGHWAYS & RAILTRACKS (0.4%)
     1,924,000 Anhui Expressway Co. Ltd. "H"                                                          781
       606,000 Zhejiang Expressway Co. Ltd. "H"                                                       398
                                                                                          ---------------
                                                                                                    1,179
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (1.5%)
        85,800 Enka Insaat ve Sanayi A.S.                                                             313
        17,250 LG Corp.                                                                               459
       280,800 Mexichem S.A. de C.V.                                                                  191
       124,500 Murray & Roberts Holdings Ltd.                                                         456
       351,831 NWS Holdings Ltd.                                                                      452
       201,280 Shanghai Industrial Holdings Ltd.                                                      462
     1,075,400 Sime Darby Berhad                                                                    1,639
                                                                                          ---------------
                                                                                                    3,972
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.1%)
       127,900 Metalfrio Solutions S.A., acquired 4/12/2007; cost $1,253 (b)                          302
                                                                                          ---------------
               MARINE PORTS & SERVICES (0.5%)
     1,914,000 Cosco Pacific Ltd.                                                                   1,407
                                                                                          ---------------
               TRUCKING (0.2%)
       140,000 Localiza Rent a Car S.A.                                                               468
                                                                                          ---------------
               Total Industrials                                                                   14,336
                                                                                          ---------------

               INFORMATION TECHNOLOGY (11.2%)
               ------------------------------
               COMMUNICATIONS EQUIPMENT (0.4%)
       789,500 China Railway Construction Corp. *                                                     967
                                                                                          ---------------
               COMPUTER HARDWARE (2.1%)
     5,280,421 Compal Electronics, Inc.                                                             3,053
        56,000 High Tech Computer Corp.                                                               617
     2,044,709 Quanta Computer, Inc.                                                                2,090
                                                                                          ---------------
                                                                                                    5,760
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.3%)
        24,000 Catcher Technology Co. Ltd.                                                             41
     3,434,000 TPV Technology Ltd.                                                                    899
                                                                                          ---------------
                                                                                                      940
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
       148,400 Delta Electronics Public Co. Ltd.                                                       43
        16,800 LG Philips LCD Co. Ltd.                                                                279
       490,357 Nan Ya Printed Circuit Board Corp.                                                     984
       358,000 Radiant Opto-Electronics Corp.                                                         274
     4,348,440 Yageo Corp.                                                                            675
                                                                                          ---------------
                                                                                                    2,255
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |   6

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               ELECTRONIC MANUFACTURING SERVICES (0.6%)
       875,860 Hon Hai Precision Industry Corp. Ltd.                                        $       1,748
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.5%)
         5,330 NHN Corp. *                                                                            462
       146,000 Tencent Holdings Ltd.                                                                  846
                                                                                          ---------------
                                                                                                    1,308
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.3%)
        30,000 Infosys Technologies Ltd. ADR                                                          726
                                                                                          ---------------
               SEMICONDUCTORS (6.1%)
       114,000 Media Tek, Inc.                                                                        992
       599,000 Novatek Microelectronics Corp.                                                         736
        26,534 Samsung Electronics Co. Ltd.                                                         8,254
        83,395 Siliconware Precision Industries Co. ADR                                               369
     2,913,815 Taiwan Semiconductor Manufacturing Co. Ltd.                                          3,750
       136,732 Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                      1,031
     8,195,286 United Microelectronics Corp.                                                        1,839
                                                                                          ---------------
                                                                                                   16,971
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.1%)
        12,120 Totvs S.A.                                                                             217
                                                                                          ---------------
               Total Information Technology                                                        30,892
                                                                                          ---------------

               MATERIALS (9.4%)
               ----------------
               ALUMINUM (0.1%)
       323,300 Aluminum Corp. of China Ltd.                                                           155
         8,900 Aluminum Corp. of China Ltd. ADR                                                       104
                                                                                          ---------------
                                                                                                      259
                                                                                          ---------------
               COMMODITY CHEMICALS (0.7%)
       338,000 Formosa Plastics Corp.                                                                 461
       119,960 Hanwha Chemical Corp.                                                                  544
         4,530 LG Chem Ltd.                                                                           250
     3,114,000 Sinopec Shanghai Petrochemical Co. Ltd. "H"                                            707
                                                                                          ---------------
                                                                                                    1,962
                                                                                          ---------------
               CONSTRUCTION MATERIALS (1.5%)
        77,800 Cemex S.A. de C.V. ADR *                                                               419
       331,930 India Cements Ltd. GDR (a)                                                           1,266
       105,400 Siam Cement Public Co. Ltd.                                                            291
       395,900 Siam Makro Public Co. Ltd.                                                           1,083
     1,326,000 Taiwan Cement Corp.                                                                    995
                                                                                          ---------------
                                                                                                    4,054
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (2.8%)
       659,000 China Molybdenum Co. Ltd.                                                              248
       128,820 Companhia Vale Do Rio Doce ADR                                                       1,661
       342,100 Companhia Vale Do Rio Doce ADR                                                       3,814
       412,850 Hindalco Industries Ltd. GDR (a)                                                       314
       160,054 Mining and Metallurgical Co. Norilsk Nickel ADR                                        752
       214,320 Sterlite Industries India Ltd. ADR                                                     986
                                                                                          ---------------
                                                                                                    7,775
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     1,186,000 Sinofert Holdings Ltd.                                                                 543
                                                                                          ---------------
               GOLD (1.7%)
        79,036 AngloGold Ashanti Ltd. ADR                                                           2,358
        35,600 Gold Fields Ltd.                                                                       368
        47,540 Gold Fields Ltd. ADR                                                                   484
       128,000 Harmony Gold Mining Co. Ltd. *                                                       1,555
                                                                                          ---------------
                                                                                                    4,765
                                                                                          ---------------

================================================================================
7   |  USAA Emerging Markets Fund

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               METAL & GLASS CONTAINERS (0.4%)
       853,594 Nampak Ltd.                                                                  $       1,090
                                                                                          ---------------
               PAPER PACKAGING (0.0%)
       172,000 Kazakhstan Kagazy plc GDR, acquired 7/19/2007; cost $860 *(a),(b)                       34
                                                                                          ---------------
               PAPER PRODUCTS (0.6%)
     1,971,000 Nine Dragons Paper Holdings Ltd.                                                       541
       371,131 Sappi Ltd.                                                                             698
        96,290 Votorantim Celulose e Papel S.A. ADR *                                                 460
                                                                                          ---------------
                                                                                                    1,699
                                                                                          ---------------
               STEEL (1.4%)
        35,890 Cherepovets MK Severstal GDR                                                           130
        33,000 Companhia Siderurgica Nacional S.A. ADR                                                436
       101,900 Gerdau S.A. ADR                                                                        533
        19,400 Kumba Iron Ore Ltd.                                                                    309
       576,000 Maanshan Iron & Steel Co. Ltd.                                                         171
         7,008 POSCO                                                                                1,440
        14,980 POSCO ADR                                                                              751
        12,825 Usinas Siderurgicas de Minas Gerais S.A.                                               132
                                                                                          ---------------
                                                                                                    3,902
                                                                                          ---------------
               Total Materials                                                                     26,083
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (14.4%)
               ----------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (3.9%)
        22,100 Cesky Telecom A.S.                                                                     375
     2,657,500 China Telecom Corp. Ltd. "H"                                                           908
       225,700 Chunghwa Telecom Co. Ltd.                                                              348
        49,169 Chunghwa Telecom Co. Ltd. ADR                                                          755
        46,790 KT Corp.                                                                             1,143
       147,390 KT Corp. ADR *                                                                       1,772
       305,130 Magyar Tavkozlesi Rt.                                                                  707
       556,380 Mahanagar Telephone Nigam Ltd. ADR                                                   1,558
     2,225,700 PT Telekomunikasi Indonesia Tbk                                                      1,171
       173,340 Telekomunikacja Polska S.A.                                                            839
       113,870 Telkom S.A. Ltd.                                                                     1,116
                                                                                          ---------------
                                                                                                   10,692
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (10.5%)
       210,640 America Movil S.A.B. de C.V. ADR "L"                                                 5,367
       840,000 China Mobile Ltd.                                                                    7,365
        50,960 China Mobile Ltd. ADR                                                                2,209
     1,406,406 China Unicom Hong Kong Ltd.                                                          1,275
       117,000 LG Telecom Co.                                                                         678
       122,860 Mobile TeleSystems ADR                                                               2,911
       213,100 MTN Group Ltd.                                                                       1,814
        17,700 Philippine Long Distance Telephone Co.                                                 785
         7,796 SK Telecom Co. Ltd.                                                                    953
       143,500 SK Telecom Co. Ltd. ADR                                                              1,922
       398,424 Taiwan Mobile Co. Ltd.                                                                 520
       627,800 Total Access Communication Public Co. Ltd.                                             521
       206,700 Turkcell Iletisim Hizmetleri A.S.                                                    1,027
        23,360 Turkcell Iletisim Hizmetleri A.S. ADR                                                  288
       161,700 Vimpel-Communications ADR                                                              847
        33,500 Vivo Participacoes S.A.                                                                543
                                                                                          ---------------
                                                                                                   29,025
                                                                                          ---------------
               Total Telecommunication Services                                                    39,717
                                                                                          ---------------

               UTILITIES (5.0%)
               ----------------
               ELECTRIC UTILITIES (2.6%)
       115,813 Centrais Electricas Brasileiras S.A.                                                 1,269

================================================================================
                                                 Portfolio of Investments  |   8

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        25,100 CEZ Group                                                                    $         767
        79,126 Companhia Energetica de Minas Gerais (CEMIG) ADR                                     1,081
        10,000 Empresa Nacional De Electricidad S.A. ADR                                              363
        18,400 Energias do Brasil                                                                     180
        20,500 Enersis S.A. ADR                                                                       296
       106,703 Korea Electric Power Corp. *                                                         1,670
        39,810 Korea Electric Power Corp. ADR *                                                       304
       771,700 Tenaga Nasional Berhad                                                               1,342
                                                                                          ---------------
                                                                                                    7,272
                                                                                          ---------------
               GAS UTILITIES (0.3%)
         6,300 Korea Gas Corp. *                                                                      169
     4,020,500 PT Perusahaan Gas Negara                                                               637
                                                                                          ---------------
                                                                                                      806
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.4%)
     8,608,000 China Power International Development Ltd.                                           1,687
       662,000 Huadian Power International Corp. Ltd. "H"                                             145
     3,081,800 Huaneng Power International, Inc. "H"                                                2,039
        11,300 Tractebel Energia S.A.                                                                  84
                                                                                          ---------------
                                                                                                    3,955
                                                                                          ---------------
               WATER UTILITIES (0.7%)
        39,104 Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)                         393
        20,640 Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR                     411
       114,800 Companhia de Saneamento de Minas Gerais                                                998
       606,500 Manila Water Co.                                                                       134
                                                                                          ---------------
                                                                                                    1,936
                                                                                          ---------------
               Total Utilities                                                                     13,969
                                                                                          ---------------
               Total Common Stocks (cost: $387,174)                                               237,324
                                                                                          ---------------

               PREFERRED SECURITIES (8.7%)

               CONSUMER DISCRETIONARY (0.1%)
               -----------------------------
               TEXTILES (0.1%)
       237,688 Companhia de Tecidos Norte de Minas *                                                  338
                                                                                          ---------------
               Total Consumer Discretionary                                                           338
                                                                                          ---------------

               ENERGY (3.8%)
               -------------
               INTEGRATED OIL & GAS (3.8%)
       474,250 Petroleo Brasileiro S.A. ADR                                                        10,614
                                                                                          ---------------
               Total Energy                                                                        10,614
                                                                                          ---------------

               FINANCIALS (1.9%)
               -----------------
               DIVERSIFIED BANKS (1.8%)
       209,850 Banco Itau Holding Financeira S.A. ADR                                               1,926
        57,400 Bradespar S.A.                                                                         538
        47,980 Uniao De Bancos Brasileiros S.A. (Unibanco) ADR                                      2,511
                                                                                          ---------------
                                                                                                    4,975
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
       102,100 Banco Panamericano S.A.                                                                130
                                                                                          ---------------
               Total Financials                                                                     5,105
                                                                                          ---------------

               INDUSTRIALS (0.5%)
               ------------------
               AEROSPACE & DEFENSE (0.1%)
        21,004 Embraer Empresa Brasileira de Aeronautica S.A. ADR                                     227
                                                                                          ---------------

================================================================================
9   |  USAA Emerging Markets Fund

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS (0.4%)
       358,584 Itausa - Investimentos Itau S.A.                                             $       1,060
                                                                                          ---------------
               Total Industrials                                                                    1,287
                                                                                          ---------------

               MATERIALS (0.7%)
               ----------------
               COMMODITY CHEMICALS (0.3%)
       348,800 Braskem S.A. "A"                                                                       784
                                                                                          ---------------
               PAPER PRODUCTS (0.1%)
        78,400 Suzano Papel e Celulose S.A. *                                                         354
                                                                                          ---------------
               STEEL (0.3%)
         4,500 Confab Industrial S.A.                                                                   8
        53,900 Metalurgica Gerdau S.A.                                                                376
        45,175 Usinas Siderurgicas de Minas Gerais S.A.                                               490
                                                                                          ---------------
                                                                                                      874
                                                                                          ---------------
               Total Materials                                                                      2,012
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.9%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
       201,250 Tele Norte Leste Participacoes S.A. ADR                                              2,439
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.0%)
           939 Telemig Celular Participacoes S.A.                                                      18
                                                                                          ---------------
               Total Telecommunication Services                                                     2,457
                                                                                          ---------------

               UTILITIES (0.8%)
               ----------------
               ELECTRIC UTILITIES (0.5%)
        22,564 Centrais Electricas Brasileiras S.A. "B"                                               229
        10,700 Companhia de Transmissao de Energia Electrica Paulista                                 203
        62,884 Companhia Energetica de Minas Gerais (CEMIG)                                           874
                                                                                          ---------------
                                                                                                    1,306
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
        90,700 Companhia Paranaense de Energia-Copel                                                  846
                                                                                          ---------------
               Total Utilities                                                                      2,152
                                                                                          ---------------
               Total Preferred Securities (cost: $34,847)                                          23,965
                                                                                          ---------------

               RIGHTS (0.0%)

               FINANCIALS (0.0%)
               -----------------
               DIVERSIFIED BANKS (0.0%)
         8,370 Shinhan Financial Group Co. Ltd., acquired 2/17/2009; cost $0 *(a)(b)                   18
                                                                                          ---------------
               Total Financials                                                                        18
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.0%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.0%)
           100 Telemig Celular Participacoes S.A. *                                                    --
                                                                                          ---------------
               Total Telecommunication Services                                                        --
                                                                                          ---------------
               Total Rights (cost: $0)                                                                 18
                                                                                          ---------------
               Total Equity Securities (cost: $422,021)                                           261,307
                                                                                          ---------------

================================================================================
                                                Portfolio of Investments  |   10

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               EQUITY LINKED STRUCTURED NOTES (0.7%)

               FINANCIALS (0.6%)
               -----------------
               DIVERSIFIED BANKS (0.6%)
     1,080,200 BNP China Railway Tielong Container Logistics Co. Ltd. *(a)                  $       1,025
       211,200 BNP Fujian Septwolves Industry Inc. *(a)                                               345
       319,900 BNP Hubei Chutian Expressway Co. Ltd. *(a)                                             208
                                                                                          ---------------
                                                                                                    1,578
                                                                                          ---------------
               Total Financials                                                                     1,578
                                                                                          ---------------

               INDUSTRIALS (0.1%)
               ------------------
               RAILROADS (0.1%)
       327,900 BNP China Railway Erju Co. Ltd. *                                                      416
                                                                                          ---------------
               Total Equity Linked Structured Notes (cost: $1,911)                                  1,994
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (5.0%)

               MONEY MARKET FUNDS (5.0%)
    13,860,000 State Street Institutional Liquid Reserve Fund, 0.73% (c) (cost:  $13,860)          13,860
                                                                                          ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (0.0%)

               MONEY MARKET FUNDS (0.0%)
               AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.97% (c) (cost:
         1,308 $1)                                                                                      1
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $437,792)                                       $         277,162
                                                                                          ===============

================================================================================
11   |  USAA Emerging Markets Fund

================================================================================
NOTES TO PORTFOLIO
OF INVESTMENTS

February 28, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Emerging Markets Fund Shares and, effective August 1, 2008, Emerging Markets Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Securities, including exchange-traded funds (ETFs) and equity linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign

================================================================================
                                       12   |  Notes to Portfolio of Investments

================================================================================

securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================
13   |  USAA Emerging Markets Fund

================================================================================

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of February 28, 2009:

                                                                 INVESTMENTS IN
VALUATION INPUTS                                                     SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                            $263,924,000
Level 2 - Other Significant Observable Inputs                        13,238,000
Level 3 - Significant Unobservable Inputs                                     -
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL                                                              $277,162,000
--------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. The Fund had no repurchase agreements as of February 28, 2009.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of February 28, 2009, the Fund did not have any securities on loan; however, the Fund still owned a cash collateral investment pending settlement of broker accounts for recent lending activities.

================================================================================
                                       Notes to Portfolio of Investments  |   14

================================================================================

E. As of February 28, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2009, were $2,991,000 and $163,621,000, respectively, resulting in net unrealized depreciation of $ 160,630,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $276,528,000 at February 28, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

EQUITY LINKED STRUCTURED NOTES (ELSNS) - derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. ELSNs typically are offered in limited transactions by financial institutions in either registered or nonregistered form. An investment in ELSNs creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, ELSNs may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

RIGHTS - enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.




PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
PDR Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the Philippine stock exchange. Dividends are paid in U.S. dollars.
REIT     Real estate investment trust

================================================================================
15   |  USAA Emerging Markets Fund

================================================================================

SPECIFIC NOTES
(a) Security was fair valued at February 28, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2009, was $608,000, which represented 0.2% of the Fund's net assets.
(c) Rate represents the money market fund annualized seven-day yield at February 28, 2009.
*       Non-income-producing security.

================================================================================
                                       Notes to Portfolio of Investments  |   16




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    04/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/27/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.